Risk management - Regulatory Capital Phase-in Coefficients (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Risk management
Level 1 ordinary eligible capital (millions of euros)	€ 70,497	€ 67,962	€ 74,173
Level 1 additional eligible capital (millions of euros)	9,039	9,754	3,110
Level 2 eligible capital (millions of euros)	11,531	11,009	13,422
Risks (millions of euros)	€ 605,244	€ 592,319	€ 605,064
Level 1 ordinary capital coefficient (CET 1) (as a percent)	11.65%	11.47%	12.26%
Level 1 additional capital coefficient (AT1) (as a percent)	1.49%	1.65%	0.51%
Level 1 phase in capital ratio (as a percent)	13.14%	13.12%	12.77%
Level 2 capital coefficient (TIER 2) (as a percent)	1.91%	1.86%	2.22%
Total capital coefficient (as a percent)	15.05%	14.98%	14.99%